Trade receivables (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Opening balance		R$ 69,481	R$ 46,500	R$ 32,055
Additions		62,390	45,904	39,326
Reversals		(6,619)	(288)	(2,854)
Write offs	[1]	(33,235)	(22,635)	(22,027)
Closing balance		92,017	69,481	46,500
Write offs recognized	[1]	R$ 33,235	R$ 22,635	R$ 22,027

[1]	The Company assessed its customers credit lines, on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 33,235 as write-off as of December 31, 2023 (R$ 22,635 as of December 31, 2022).